Investment in Associated Companies - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 88,234,000	$ 95,278,000
Nippon Japan | Asia/Pacific
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Investments in associated companies	$ 6,600,000
Kelko Panama | Americas
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Investments in associated companies	$ 600,000
Grindaix
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			38.00%
Primex | Americas
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	32.00%
Investments in associated companies	$ 18,100,000
Houghton Korea [Member] | Asia/Pacific
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%
Investments in associated companies	$ 62,900,000
Kelko Venezuela [Member]
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 0	$ 0
Kelko Venezuela [Member] | Americas
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%